UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21331

Allspring Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Allspring Multi-Sector Income Fund (ERC)
Semi-Annual Report
April 30, 2025

Notice to Shareholders
• On November 14, 2024, the Fund announced a renewal of its open-market share repurchase program (the “Buyback
Program”). Under the renewed Buyback Program, the Fund may repurchase up to 5% of its outstanding shares in open market transactions during the period beginning on January 1, 2025 and ending on December 31, 2025. The Fund’s Board of Trustees has delegated to Allspring Funds Management, LLC, the Fund’s adviser, discretion to administer the Buyback
Program, including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations.

• The Fund’s managed distribution plan provides for the declaration of monthly distributions to common shareholders of the
Fund at an annual minimum fixed rate of 8.75% based on the Fund’s average monthly net asset value per share over the prior 12 months. Under the managed distribution plan, monthly distributions may be sourced from income, paid-in capital, and/or capital gains, if any. To the extent that sufficient investment income is not available on a monthly basis, the Fund may distribute long-term capital gains and/or return of capital to its shareholders in order to maintain its managed distribution level. You should not draw any conclusions about the Fund’s investment performance from the amount of the
Fund’s distributions or from the terms of the managed distribution plan. Shareholders may elect to reinvest distributions received pursuant to the managed distribution plan in the Fund under the existing dividend reinvestment plan, which is described later in this report.

The views expressed and any forward-looking statements are as of April 30, 2025, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Multi-Sector Income Fund | 1

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks a high level of current income consistent with limiting its overall exposure to domestic interest rate risk.
Strategy summary
The Fund allocates its assets between three separate investment strategies, or sleeves. Under normal market conditions, the Fund allocates approximately 30%-70% of its total assets to a sleeve consisting of below investment-grade (high yield) debt; approximately 10%-40% to a sleeve of foreign debt securities, including emerging market debt; and approximately 10%-30% to a sleeve of adjustable-rate and fixed-rate mortgage-backed securities, and investment-grade corporate bonds.

Adviser	Allspring Funds Management, LLC
Subadvisers	Allspring Global Investments, LLC
Allspring Global Investments (UK) Limited
Portfolio managers	Adam Hicks, Christopher Y. Kauffman, CFA, Chris Lee, CFA, Michael J. Schueller, CFA, Lauren van Biljon, CFA, Noah Wise, CFA

Average annual total returns (%) as of April 30, 2025[1]

	6 months	1 year	5 year	10 year
Based on market value	5.55	12.37	7.80	5.71
Based on net asset value (NAV)	3.16	8.32	6.79	4.95
Multi-Sector Income Blended Index (Strategy Benchmark)[2]	2.65	8.92	3.96	3.39
Bloomberg U.S. Universal Bond Index (Regulatory Benchmark)[3]	2.53	8.14	(0.00)	1.87
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Performance figures of the Fund do not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. If taxes and such brokerage commissions had been reflected, performance would have been lower. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.
The Fund’s annualized expense ratio for the six months ended April 30, 2025, was 3.27% which includes 2.27% of interest expense.

[1]
Total returns based on market value are calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and at the end of the period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan.

[2]
Source:  Allspring Funds Management, LLC. The Multi-Sector Income Blended Index is composed of 60% ICE BofA U.S. High Yield Constrained Index†, 18% J.P. Morgan
GBI-EM Global Diversified Composite Index††, 7.5% Bloomberg U.S. Credit Bond Index†††, 7.5% Bloomberg U.S. Securitized Index††††, and 7% J.P. Morgan Global
Government Bond Index (ex U.S.)†††††. You cannot invest directly in an index. Copyright 2025. ICE Data Indices, LLC. All rights reserved.
†The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE
BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index.
††The J.P. Morgan GBI-EM Global Diversified Composite Index is an unmanaged index of debt instruments of 31 emerging countries. You cannot invest directly in an index.
†††The Bloomberg U.S. Credit Bond Index is an unmanaged index of fixed income securities composed of securities from the Bloomberg Government/Corporate Bond
Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. You cannot invest directly in an index.
††††The Bloomberg U.S. Securitized Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities (ERISA-eligible), and fixed-
rate mortgage-backed securities. You cannot invest directly in an index
†††††The J.P. Morgan Global Government Bond Index (ex U.S.) measures the total return from investing in 12 developed government bond markets:  Australia, Belgium,
Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, and the U.K. You cannot invest directly in an index.

[3]
The Bloomberg U.S. Universal Bond Index is an unmanaged market-value-weighted performance benchmark for the U.S.-dollar-denominated bond market, which includes investment-grade, high-yield, and emerging markets debt securities with maturities of one year or more. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2 | Allspring Multi-Sector Income Fund

Performance highlights (unaudited)

Growth of $10,000 investment as of April 30, 2025[1]

[1]
The chart compares the performance of the Fund for the most recent ten years with the Multi-Sector Income Blended Index and Bloomberg U.S. Universal Bond Index. The
chart assumes a hypothetical investment of $10,000 investment and reflects all operating expenses of the Fund.

Comparison of NAV vs. market value[1]

[1]
This chart does not reflect any brokerage commissions charged on the purchase and sale of the Fund’s common shares. Dividends and distributions paid by the Fund are included in the Fund’s average annual total returns but have the effect of reducing the Fund’s NAV.

Allspring Multi-Sector Income Fund | 3

Performance highlights (unaudited)
Risk summary
This closed-end fund is no longer available as an initial public offering and is only offered through broker-dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request. Shares of the Fund may trade at either a premium or discount relative to the Fund’s net asset value, and there can be no assurance that any discount will decrease. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Debt securities are subject to credit risk and interest rate risk, and high yield securities and unrated securities of similar credit quality have a much greater risk of default and their values tend to be more volatile than higher-rated securities with similar maturities. Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability, and foreign currency fluctuations. Risks of foreign investing are magnified in emerging or developing markets. The Fund is exposed to mortgage- and asset-backed securities risk. The Fund is leveraged through a revolving credit facility and also may incur leverage by issuing preferred shares in the future. The use of leverage results in certain risks, including, among others, the likelihood of greater volatility of the net asset value and the market value of common shares. Derivatives involve additional risks, including interest rate risk, credit risk, the risk of improper valuation, and the risk of non-correlation to the relevant instruments that they are designed to hedge or closely track.

4 | Allspring Multi-Sector Income Fund

Performance highlights (unaudited)
MANAGER’S DISCUSSION
Overview
The Fund’s return based on market value was 5.55% for the six-month period that ended April 30, 2025. During the same period, the Fund’s return based on its net asset value (NAV) was 3.16%. Based on both market value and NAV, the Fund outperformed the Multi-Sector Income Blended Index, which returned 2.65% for the period.
The Fed remains patient with inflation still elevated.
Over the past 12 months, both U.S. economic growth and inflation remained firm, with the former rising 2.0% year over year and the latter stuck above the Federal Reserve’s (Fed’s) target at 2.8% year over year. The Fed cut rates by 100 basis points (bps; 100 bps equal 1.00%) to a target range of 4.25–4.50% but held the federal funds rate unchanged since December 2024 on still-elevated inflation and significant uncertainty. The U.S. labor market remains healthy—near full employment—and consumer fundamentals remain solid. Policy uncertainty has risen to historic levels as the U.S. contemplates and enacts new tariff policies. Economists expect growth to slow and inflation to rise should the U.S. enact tariffs in a manner that resembles how they were proposed.
In the six months that ended April 30, 2025, the ICE BofA U.S. High Yield Index* returned 1.64%. High yield bond yields increased to 7.91% from 7.35%, and high yield credit spreads widened 111 bps to 394 bps in option-adjusted spread. Despite the trailing 12-month default rate declining to 1.1%, risk premiums, as measured by credit spreads, grew to reflect the uncertainty that new tariff policies might have on the economy.

Ten largest holdings (%) as of April 30, 2025[1]
Indonesia, 7.00%, 9-15-2030	2.57
Colombia TES, 13.25%, 2-9-2033	1.85
Hungary, 9.50%, 10-21-2026	1.67
Mexico, 7.75%, 5-29-2031	1.50
New Zealand, 4.25%, 5-15-2034	1.40
International Bank for Reconstruction & Development, 9.50%, 2-9-2029	1.30
Colombia TES, 7.75%, 9-18-2030	1.28
Romania, 7.35%, 4-28-2031	1.21
Romania, 5.00%, 2-12-2029	1.21
Romania, 7.20%, 10-30-2033	1.21

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.
Security selection enabled the high yield sleeve to outperform its benchmark.
The Fund’s high yield sleeve outperformed the ICE BofA U.S. High Yield Index in the six-month period that ended April 30, 2025. By sector, information technology and health care were most additive to relative performance within the high yield sleeve while utilities and building products holdings were most detrimental. Multiplan, a health care data and technology provider, and Bausch, a pharmaceutical company, were the two best-performing positions. Saks, the department store and specialty retail operator, and Cornerstone, a building products supplier, were the two worst-performing individual holdings.
The high yield sleeve moved up the credit spectrum.
Over the past six months, the high yield sleeve increased its allocation to single-B-rated bonds and reduced its exposure to CCC-rated bonds. Allocations to the telecommunications and real estate sectors increased while allocations to the retail and gas distribution sectors decreased.
Leverage impact was a detractor.
The Fund’s use of leverage through bank borrowings had a negative impact on the NAV total return performance during this reporting period. As of April 30, 2025, the Fund had approximately 30.3% in leverage as a percentage of total assets.
Higher-quality high yield credits are expected to weather uncertainty.
The “Goldilocks” economic environment—moderate growth and falling inflation—that we experienced in 2024 now faces policy uncertainty. The extent to which this uncertainty changes economic behavior and outcomes is unclear. However, high yield issuer balance sheets—as well as leverage and coverage ratios—enter this period of uncertainty in a healthy condition. Thus, we believe higher-quality credits have the financial flexibility to survive a period of slower growth. Conversely, CCC-rated credits have lost access to the new issue market for the past two months.
While the trailing 12-month default rate is just 1.1%, slower growth portends rising defaults and stifles spread compression. This is why we prefer higher-quality credits. Relative to recent history, all-in yields continue to be attractive, which may explain the resilient performance of higher-quality credits during the recent bout of volatility. Returns that approximate coupon income are possible in a slower growth, volatile environment, but they require careful security selection.
Corporate and securitized bond spreads ended the period mostly wider.
For the six-month period that ended April 30, 2025, spreads (the difference in yields over Treasuries) in investment-grade corporate widened on average by 20 bps. Spreads in securitized sectors were also generally wider, with AAA-rated commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) widening 10–25 bps. Lower-rated CMBS were among the best-performing sectors, with A-rated securities tightening 9 bps and BBB-rated securities tightening 46 bps.
*
ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2025. ICE Data Indices, LLC. All rights reserved.

Allspring Multi-Sector Income Fund | 5

Performance highlights (unaudited)
Subordinate CMBS, ABS, and investment-grade financials and utilities contributed.
Within securitized sectors, the mortgage/corporate bond sleeve’s allocation to mezzanine CMBS was the largest contributor to performance, while allocations to ABS and collateralized loan obligations (CLOs) contributed to a lesser degree. The sleeve’s allocation to non-agency collateralized mortgage obligations (CMOs) was the primary detractor within securitized as lower rates over the period resulted in higher realized and expected prepayments. The sleeve’s overweight to financials within the investment-grade corporate bond sector was the primary contributor over the period, with a small underweight to utilities combined with security selection contributing to a lesser degree. Security selection within industrials was a small detractor.
Credit quality as of April 30, 2025[1]

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Duration and curve positioning was a modest contributor.
The sleeve’s long duration position combined with steepening bias contributed to performance as rates in the 2-year and 10-year parts of the curve rallied 57 bps and 12 bps, respectively.
The corporate and securitized credit outlook deteriorated as recession risks increased.
Within securitized sectors, we see value in certain ABS sectors, mezzanine private-label CMOs, and select CMBS deals. Our outlook has turned more cautious on corporate credit, where valuations look rich compared with long-term historical levels.
Effective maturity distribution as of April 30, 2025[1]

[1]	Figures represent the percentage of the Fund’s fixed-income securities. Allocations are subject to change and may have changed since the date specified.
Approximately 42% of the mortgage/corporate sleeve’s exposure is in corporate credit and 57% is in fixed-rate and floating-rate mortgage securities, with a small amount in cash. Insurance, banking, and technology remain the largest industry exposures in the credit sector, while CMBS and CLOs are the largest weights within the securitized sector.
Geographic allocation as of April 30, 2025[1]

71%
North America
7%
Europe
6%
Latin America
4%
Asia/Pacific ex-Japan
1%
Japan
11%
Other

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.
The international/emerging market sleeve navigated volatility.
It was an eventful six months for the global economy, marked by high-profile elections, geopolitical risk, and a fractious tone on trade. “Volatility”

6 | Allspring Multi-Sector Income Fund

Performance highlights (unaudited)
and “uncertainty” must be two of the most overused words of the current cycle, but their popularity won’t be waning anytime soon. In general, growth forecasts are down while inflation forecasts are up, with the hit to growth seen as more immediate. This could create room for central banks to cut interest rates further.
Emerging market assets have had wide dispersion in recent months, with a late-2024 sell-off reversing course in early 2025. For the international/emerging market sleeve, currency contributed to returns. Strategy allocations to the Hungarian forint, Colombian peso, and Romanian leu performed particularly well. The South African rand and the Indonesian rupiah ended the reporting period weaker versus the U.S. dollar, and exposure here was a negative.
On the sovereign bond front, yield volatility was elevated given headline and global policy risk. Mexican sovereign bonds performed well and exposure to them benefited the strategy, with the country’s assets rebounding after struggling in late 2024. Indian exposure was also a positive, with the strategy benefiting from the allocation’s decent yield as well as its price gains. Bonds in Brazil and Colombia struggled, but decent coupon rates partially offset the rise in yields.
Positioning tweaks over the reporting period focused on adding yield without adding duration risk. Regional allocations were largely unchanged, but within the Eastern European position, a reduction in Romania allowed for a modest increase in Hungarian exposure. In Latin America, we reduced the contribution to duration from Brazil to add to our position in Colombia.

Allspring Multi-Sector Income Fund | 7

Portfolio of investments—April 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.10%
FHLMC	8.50%	7-1-2028	$1,484	$1,507
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.60	2-1-2037	23,657	24,525
FHLMC (5 Year Treasury Constant Maturity+2.09%)±	2.61	9-1-2032	147,045	143,417
FHLMC Series 2390 Class FD (30 Day Average U.S. SOFR+0.56%)±	4.91	12-15-2031	2,489	2,485
FHLMC Series 2567 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.86	2-15-2033	15,230	15,168
FNMA	6.00	4-1-2033	33,259	33,209
FNMA Series 2001-25 Class Z	6.00	6-25-2031	13,675	14,026
FNMA Series 2001-35 Class F (30 Day Average U.S. SOFR+0.71%)±	5.07	7-25-2031	1,076	1,075
FNMA Series 2001-57 Class F (30 Day Average U.S. SOFR+0.61%)±	4.97	6-25-2031	1,083	1,084
FNMA Series 2002-77 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.86	12-18-2032	4,717	4,708
FNMA Series 2002-97 Class FR (30 Day Average U.S. SOFR+0.66%)±	5.02	1-25-2033	1,621	1,619
GNMA	6.50	6-15-2028	3,154	3,185
GNMA Series 2019-H06 Class HIƒ±±	1.80	4-20-2069	1,141,412	14,434
Total agency securities (Cost $302,795)				260,442
Asset-backed securities: 5.11%
ABFC Trust Series 2003-AHL1 Class A1±±	4.18	3-25-2033	47,868	46,605
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	218,172	201,412
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	5.58	8-19-2038	138,119	136,924
Centex Home Equity Loan Trust Series 2002-A Class AF6	5.54	1-25-2032	2,738	2,743
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	54,725	56,591
Frontier Issuer LLC Series 2024-1 Class C144A	11.16	6-20-2054	230,653	254,567
HGI CRE CLO Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.16%)144A±	5.49	6-16-2036	126,886	126,112
HGI CRE CLO Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.11%)144A±	5.44	9-17-2036	887,779	879,185
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	869,825	762,470
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.67	2-19-2037	834,922	832,339
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	6.52	2-19-2037	1,000,000	977,288
Mid-State Trust XI Series 11 Class A1	4.86	7-15-2038	31,422	31,298
New Century Home Equity Loan Trust Series 2004-3 Class M1 (U.S. SOFR 1 Month+1.04%)±	5.37	11-25-2034	571,789	571,493
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	1,000,000	908,591
Octane Receivables Trust Series 2022-1A Class A2144A	4.18	3-20-2028	14,470	14,464
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	900,000	893,079
The accompanying notes are an integral part of these financial statements.
8 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	6.07%	4-15-2030	$830,585	$831,219
Starwood LLC Series 2025-SIF5A Class A (U.S. SOFR 3 Month+1.55%)144A±	5.80	4-15-2037	1,000,000	999,582
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	5.69	11-15-2038	1,723,159	1,714,665
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	495,208	500,274
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	488,817	482,407
Terwin Mortgage Trust Series 2003-6HE Class A3 (U.S. SOFR 1 Month+1.25%)±	5.58	11-25-2033	91,608	80,789
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.98	2-15-2039	772,336	771,412
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37	4-20-2055	510,000	519,910
Vantage Data Centers Issuer LLC Series 2020-1A Class A2144A	1.65	9-15-2045	900,000	887,182
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	215,944	213,024
Ziply Fiber Issuer LLC Series 2024-1A Class C144A	11.17	4-20-2054	280,000	299,745
Total asset-backed securities (Cost $14,000,203)				13,995,370

	Shares
Common stocks: 0.88%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA†	90	3,546
Energy: 0.61%
Oil, gas & consumable fuels: 0.61%
Enviva, Inc.‡†	119,158	1,668,212
Utilities: 0.18%
Independent power and renewable electricity producers: 0.18%
Vistra Corp.	3,744	485,335
Investment Companies: 0.09%
Resolute Topco, Inc.†	26,718	240,462
Total common stocks (Cost $1,146,534)		2,397,555

			Principal
Corporate bonds and notes: 64.54%
Basic materials: 1.06%
Chemicals: 0.81%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$720,000	703,531
Chemours Co.144A	8.00	1-15-2033	685,000	617,267
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	930,000	903,289
				2,224,087
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 9

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iron/steel: 0.25%
Cleveland-Cliffs, Inc.144A	7.00%	3-15-2032	$730,000	$685,824
Communications: 7.99%
Advertising: 0.86%
Clear Channel Outdoor Holdings, Inc.144A	5.13	8-15-2027	315,000	306,271
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	690,000	714,187
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	590,000	545,218
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	760,000	795,842
				2,361,518
Internet: 0.60%
Arches Buyer, Inc.144A	6.13	12-1-2028	380,000	339,760
Cablevision Lightpath LLC144A	5.63	9-15-2028	580,000	536,990
Match Group Holdings II LLC144A	5.63	2-15-2029	791,000	771,820
				1,648,570
Media: 4.00%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	1,590,000	1,339,397
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	2,550,000	2,367,890
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	250,000	222,120
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	825,000	804,915
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	3-30-2029	675,000	674,172
CSC Holdings LLC144A	3.38	2-15-2031	715,000	477,342
CSC Holdings LLC144A	5.50	4-15-2027	855,000	794,449
CSC Holdings LLC144A	11.25	5-15-2028	465,000	454,544
DISH DBS Corp.144A	5.75	12-1-2028	420,000	352,735
DISH Network Corp.144A	11.75	11-15-2027	1,410,000	1,481,838
News Corp.144A	5.13	2-15-2032	500,000	477,006
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	475,000	438,415
Sirius XM Radio LLC144A	4.13	7-1-2030	1,190,000	1,064,754
				10,949,577
Telecommunications: 2.53%
CommScope LLC144A	8.25	3-1-2027	510,000	464,548
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	2,060,000	1,920,070
Level 3 Financing, Inc.144A	3.63	1-15-2029	610,000	471,225
Level 3 Financing, Inc.144A	3.88	10-15-2030	535,000	421,955
Level 3 Financing, Inc.144A	10.50	4-15-2029	1,225,000	1,356,362
Lumen Technologies, Inc.144A	10.00	10-15-2032	656,250	654,609
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	450,000	452,735
Viasat, Inc.144A	5.63	4-15-2027	385,000	377,168
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	775,000	793,382
				6,912,054
The accompanying notes are an integral part of these financial statements.
10 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 9.04%
Airlines: 0.35%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50%	4-20-2026	$113,434	$112,678
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	420,000	407,359
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	450,000	451,410
				971,447
Auto parts & equipment: 0.59%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	505,000	478,527
Cooper Tire & Rubber Co. LLC	7.63	3-15-2027	705,000	712,402
ZF North America Capital, Inc.144A	6.88	4-23-2032	490,000	430,064
				1,620,993
Distribution/wholesale: 0.07%
Ritchie Bros Holdings, Inc.144A	7.75	3-15-2031	175,000	183,485
Entertainment: 2.34%
CCM Merger, Inc.144A	6.38	5-1-2026	2,380,000	2,382,777
Churchill Downs, Inc.144A	6.75	5-1-2031	800,000	807,982
Cinemark USA, Inc.144A	7.00	8-1-2032	1,720,000	1,758,827
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	1,005,000	1,014,015
Warnermedia Holdings, Inc.	4.28	3-15-2032	500,000	428,140
				6,391,741
Home builders: 0.53%
LGI Homes, Inc.144A	8.75	12-15-2028	675,000	681,618
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	255,000	247,067
Tri Pointe Homes, Inc.	5.70	6-15-2028	515,000	514,770
				1,443,455
Housewares: 0.20%
Newell Brands, Inc.	6.38	5-15-2030	605,000	550,728
Leisure time: 1.22%
NCL Corp. Ltd.144A	5.88	2-15-2027	500,000	497,668
NCL Corp. Ltd.144A	6.75	2-1-2032	380,000	371,047
NCL Corp. Ltd.144A	7.75	2-15-2029	275,000	283,812
NCL Corp. Ltd.144A	8.13	1-15-2029	235,000	246,096
Sabre Global, Inc.144A	10.75	11-15-2029	757,000	721,042
Viking Cruises Ltd.144A	5.88	9-15-2027	210,000	209,574
Viking Cruises Ltd.144A	7.00	2-15-2029	1,020,000	1,023,665
				3,352,904
Lodging: 0.69%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	625,000	624,582
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 11

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Lodging(continued)
Hilton Domestic Operating Co., Inc.144A	6.13%	4-1-2032	$770,000	$780,244
Las Vegas Sands Corp.	6.20	8-15-2034	500,000	489,941
				1,894,767
Retail: 3.05%
Beacon Roofing Supply, Inc.144A	6.75	4-30-2032	490,000	491,267
Carvana Co. (PIK at 13.00%)144A¥	9.00	6-1-2030	1,375,000	1,455,911
FirstCash, Inc.144A	4.63	9-1-2028	450,000	436,334
FirstCash, Inc.144A	6.88	3-1-2032	1,010,000	1,033,353
Group 1 Automotive, Inc.144A	6.38	1-15-2030	495,000	500,057
Lithia Motors, Inc.144A	4.38	1-15-2031	670,000	615,471
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	580,000	522,230
Michaels Cos., Inc.144A	7.88	5-1-2029	650,000	223,386
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	505,000	470,345
Saks Global Enterprises LLC144A	11.00	12-15-2029	855,000	518,590
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	405,000	407,939
Sonic Automotive, Inc.144A	4.63	11-15-2029	295,000	276,713
Sonic Automotive, Inc.144A	4.88	11-15-2031	695,000	634,512
Walgreens Boots Alliance, Inc.	8.13	8-15-2029	720,000	749,123
				8,335,231
Consumer, non-cyclical: 8.50%
Commercial services: 2.81%
Allied Universal Holdco LLC144A	7.88	2-15-2031	470,000	480,040
Block, Inc.144A	6.50	5-15-2032	895,000	913,151
CoreCivic, Inc.	8.25	4-15-2029	1,495,000	1,575,895
GEO Group, Inc.	8.63	4-15-2029	970,000	1,019,710
GEO Group, Inc.	10.25	4-15-2031	845,000	923,283
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	190,000	189,843
Service Corp. International	5.75	10-15-2032	1,055,000	1,041,538
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	1,120,000	952,276
Veritiv Operating Co.144A	10.50	11-30-2030	580,000	605,838
				7,701,574
Food: 1.32%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88	2-15-2028	565,000	564,573
B&G Foods, Inc.144A	8.00	9-15-2028	985,000	977,254
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	570,000	522,187
Performance Food Group, Inc.144A	6.13	9-15-2032	495,000	495,147
U.S. Foods, Inc.144A	5.75	4-15-2033	1,060,000	1,038,278
				3,597,439
Healthcare-services: 3.89%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	465,000	396,716
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	580,000	540,310
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	500,000	516,254
The accompanying notes are an integral part of these financial statements.
12 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
CommonSpirit Health	3.82%	10-1-2049	$750,000	$539,705
Concentra Health Services, Inc.144A	6.88	7-15-2032	820,000	839,513
DaVita, Inc.144A	6.88	9-1-2032	1,635,000	1,650,837
HCA, Inc.	5.75	3-1-2035	1,000,000	1,008,864
IQVIA, Inc.144A	6.50	5-15-2030	915,000	929,666
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	103,081	79,888
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	459,152	307,632
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	157,765	145,144
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	665,000	641,294
Star Parent, Inc.144A	9.00	10-1-2030	1,180,000	1,193,948
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	415,000	414,058
Tenet Healthcare Corp.	6.75	5-15-2031	1,400,000	1,435,124
				10,638,953
Household products/wares: 0.19%
Central Garden & Pet Co.	4.13	10-15-2030	560,000	512,896
Pharmaceuticals: 0.29%
AdaptHealth LLC144A	5.13	3-1-2030	675,000	603,388
CVS Pass-Through Trust	6.04	12-10-2028	196,218	198,677
				802,065
Energy: 8.80%
Energy-alternate sources: 0.51%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	2,845,000	0
TerraForm Power Operating LLC144A	4.75	1-15-2030	1,480,000	1,394,938
				1,394,938
Oil & gas: 2.16%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	430,000	431,738
APA Corp.144A	4.38	10-15-2028	750,000	722,980
California Resources Corp.144A	8.25	6-15-2029	355,000	338,459
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	880,000	880,627
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	550,000	560,009
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	785,000	704,596
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	145,000	126,131
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	235,000	223,476
Kimmeridge Texas Gas LLC144A	8.50	2-15-2030	210,000	201,630
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	280,000	250,486
Murphy Oil Corp.	6.00	10-1-2032	500,000	454,890
Nabors Industries Ltd.144A	7.50	1-15-2028	325,000	258,634
Nabors Industries, Inc.144A	8.88	8-15-2031	445,000	301,816
Nabors Industries, Inc.144A	9.13	1-31-2030	505,000	457,308
				5,912,780
Oil & gas services: 0.93%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	520,000	517,074
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 13

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas services(continued)
Bristow Group, Inc.144A	6.88%	3-1-2028	$1,570,000	$1,523,131
Oceaneering International, Inc.	6.00	2-1-2028	520,000	494,381
				2,534,586
Pipelines: 5.20%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	275,000	277,843
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	751,086
Buckeye Partners LP	5.85	11-15-2043	1,125,000	944,572
Buckeye Partners LP144A	6.88	7-1-2029	20,000	20,377
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	960,000	921,247
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	765,000	804,921
Excelerate Energy LP144A%%	8.00	5-15-2030	275,000	279,352
Harvest Midstream I LP144A	7.50	9-1-2028	825,000	835,059
Harvest Midstream I LP144A	7.50	5-15-2032	560,000	569,924
Hess Midstream Operations LP144A	5.50	10-15-2030	445,000	434,504
Hess Midstream Operations LP144A	6.50	6-1-2029	175,000	177,724
Kinetik Holdings LP144A	5.88	6-15-2030	1,140,000	1,113,837
Prairie Acquiror LP144A	9.00	8-1-2029	820,000	826,322
Rockies Express Pipeline LLC144A	6.75	3-15-2033	200,000	203,207
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,440,000	1,359,383
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,325,000	1,233,762
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	805,000	805,221
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,300,000	1,253,611
Venture Global LNG, Inc.144A	9.88	2-1-2032	820,000	832,598
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	680,000	584,484
				14,229,034
Financial: 13.70%
Banks: 0.52%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	935,000	909,341
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74	3-20-2031	500,000	505,155
				1,414,496
Diversified financial services: 5.08%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	1,290,000	1,253,381
Citadel Finance LLC144A	5.90	2-10-2030	1,000,000	993,106
Encore Capital Group, Inc.144A	9.25	4-1-2029	800,000	844,472
EZCORP, Inc.144A	7.38	4-1-2032	495,000	518,211
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	485,000	483,243
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	240,000	235,891
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	335,000	336,578
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	765,000	788,961
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	575,000	535,036
The accompanying notes are an integral part of these financial statements.
14 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63%	10-15-2031	$480,000	$470,286
Jefferson Capital Holdings LLC144A%%	8.25	5-15-2030	295,000	296,875
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	625,000	655,183
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	895,000	909,672
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	825,000	855,858
Navient Corp.	11.50	3-15-2031	775,000	864,768
OneMain Finance Corp.	7.88	3-15-2030	955,000	986,553
PRA Group, Inc.144A	5.00	10-1-2029	561,000	511,131
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	665,000	575,237
Synchrony Financial	5.15	3-19-2029	750,000	741,590
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,100,000	1,065,129
				13,921,161
Insurance: 4.03%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38	10-1-2032	1,530,000	1,546,160
AmWINS Group, Inc.144A	4.88	6-30-2029	370,000	353,249
AmWINS Group, Inc.144A	6.38	2-15-2029	530,000	536,316
Assurant, Inc.	3.70	2-22-2030	750,000	705,258
Athene Holding Ltd.	4.13	1-12-2028	750,000	739,400
Brighthouse Financial, Inc.	4.70	6-22-2047	850,000	631,808
BroadStreet Partners, Inc.144A	5.88	4-15-2029	750,000	724,145
HUB International Ltd.144A	5.63	12-1-2029	415,000	405,404
HUB International Ltd.144A	7.25	6-15-2030	135,000	140,028
HUB International Ltd.144A	7.38	1-31-2032	1,000,000	1,030,242
Liberty Mutual Group, Inc.144A	4.57	2-1-2029	750,000	746,417
MetLife, Inc.	6.40	12-15-2036	1,000,000	988,787
Panther Escrow Issuer LLC144A	7.13	6-1-2031	495,000	507,125
Prudential Financial, Inc. (3 Month LIBOR+2.38%)±	4.50	9-15-2047	750,000	727,970
Sammons Financial Group, Inc.144A	4.45	5-12-2027	750,000	747,771
USI, Inc.144A	7.50	1-15-2032	490,000	506,067
				11,036,147
Investment Companies: 0.18%
Golub Capital Private Credit Fund BDC144A	5.88	5-1-2030	500,000	490,669
REITs: 3.89%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	600,000	623,172
Brandywine Operating Partnership LP	8.88	4-12-2029	1,000,000	1,048,735
Iron Mountain, Inc.144A	4.50	2-15-2031	1,330,000	1,232,140
Iron Mountain, Inc.144A	5.25	7-15-2030	1,675,000	1,623,184
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	1,020,000	1,048,050
MPT Operating Partnership LP/MPT Finance Corp.144A	8.50	2-15-2032	590,000	599,430
Omega Healthcare Investors, Inc.	4.50	4-1-2027	600,000	598,973
Piedmont Operating Partnership LP	2.75	4-1-2032	350,000	272,730
Service Properties Trust	8.38	6-15-2029	330,000	322,710
Service Properties Trust144A	8.63	11-15-2031	1,400,000	1,485,504
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 15

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Starwood Property Trust, Inc.144A	6.50%	7-1-2030	$850,000	$854,933
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	270,000	241,459
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	10.50	2-15-2028	651,000	691,222
				10,642,242
Industrial: 6.83%
Aerospace/defense: 1.12%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	890,000	985,147
TransDigm, Inc.144A	6.63	3-1-2032	2,035,000	2,084,560
				3,069,707
Building materials: 1.28%
Builders FirstSource, Inc.144A	6.38	3-1-2034	715,000	709,662
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	650,000	563,688
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,030,000	1,044,532
JELD-WEN, Inc.144A	7.00	9-1-2032	575,000	504,988
Quikrete Holdings, Inc.144A	6.38	3-1-2032	245,000	246,381
Quikrete Holdings, Inc.144A	6.75	3-1-2033	435,000	436,627
				3,505,878
Electrical components & equipment: 0.65%
Energizer Holdings, Inc.144A	4.38	3-31-2029	780,000	727,731
WESCO Distribution, Inc.144A	6.63	3-15-2032	1,015,000	1,032,479
				1,760,210
Electronics: 0.29%
Keysight Technologies, Inc.	4.60	4-6-2027	600,000	600,817
Sensata Technologies, Inc.144A	6.63	7-15-2032	200,000	198,144
				798,961
Environmental control: 0.23%
Clean Harbors, Inc.144A	6.38	2-1-2031	615,000	626,439
Hand/machine tools: 0.77%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	730,000	759,240
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	1,328,833	1,355,409
				2,114,649
Machinery-diversified: 0.52%
Chart Industries, Inc.144A	7.50	1-1-2030	454,000	471,020
Chart Industries, Inc.144A	9.50	1-1-2031	510,000	543,483
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	420,000	413,573
				1,428,076
Packaging & containers: 0.95%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	1,085,000	1,081,017
The accompanying notes are an integral part of these financial statements.
16 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Packaging & containers(continued)
Berry Global, Inc.144A	5.63%	7-15-2027	$105,000	$104,906
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	285,000	289,573
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	485,000	499,707
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	600,000	624,810
				2,600,013
Transportation: 0.29%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	780,000	790,297
Trucking & leasing: 0.73%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	700,000	687,440
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	930,000	945,607
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	365,000	369,856
				2,002,903
Technology: 4.98%
Computers: 1.33%
Booz Allen Hamilton, Inc.	5.95	4-15-2035	500,000	496,826
Dell International LLC/EMC Corp.	6.02	6-15-2026	536,000	542,225
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	740,000	770,428
Insight Enterprises, Inc.144A	6.63	5-15-2032	470,000	476,817
Seagate HDD Cayman	8.50	7-15-2031	1,275,000	1,363,880
				3,650,176
Office/business equipment: 0.29%
Zebra Technologies Corp.144A	6.50	6-1-2032	775,000	778,605
Semiconductors: 0.63%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.50	1-15-2028	750,000	733,905
Entegris, Inc.144A	4.75	4-15-2029	500,000	486,566
Entegris, Inc.144A	5.95	6-15-2030	510,000	508,936
				1,729,407
Software: 2.73%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,245,000	1,190,035
Cloud Software Group, Inc.144A	6.50	3-31-2029	620,000	620,222
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,035,000	1,079,627
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,380,000	1,390,253
Ellucian Holdings, Inc.144A	6.50	12-1-2029	660,000	659,350
Rocket Software, Inc.144A	9.00	11-28-2028	725,000	746,998
SS&C Technologies, Inc.144A	6.50	6-1-2032	1,025,000	1,039,086
VMware LLC	3.90	8-21-2027	750,000	738,735
				7,464,306
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 17

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 3.64%
Electric: 3.46%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95%	7-15-2055		$640,000	$596,857
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055		860,000	849,734
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053		670,000	637,936
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		945,000	949,212
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028		1,385,000	1,316,015
PG&E Corp.	5.25	7-1-2030		1,075,000	1,035,743
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		985,000	956,228
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052		510,000	467,321
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026		505,000	509,997
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029		500,000	526,113
Vistra Operations Co. LLC144A	7.75	10-15-2031		690,000	729,594
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029		905,000	895,664
					9,470,414
Gas: 0.18%
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033		470,000	482,177
Total corporate bonds and notes (Cost $178,078,537)					176,627,579
Foreign corporate bonds and notes: 11.53%
Financial: 0.33%
Banks: 0.33%
Kreditanstalt fuer Wiederaufbau	5.80	1-19-2028	ZAR	17,500,000	897,323
Government securities: 11.20%
Multi-national: 11.20%
Asian Development Bank	6.00	2-5-2026	BRL	9,000,000	1,497,132
Asian Development Bank	6.20	10-6-2026	INR	34,000,000	401,104
Asian Infrastructure Investment Bank	6.00	12-8-2031	INR	185,000,000	2,105,886
Asian Infrastructure Investment Bank	7.20	7-2-2031	INR	175,000,000	2,109,867
European Bank for Reconstruction & Development	6.30	10-26-2027	INR	185,000,000	2,178,553
European Investment Bank	6.50	9-28-2032	ZAR	63,500,000	3,084,798
European Investment Bank	7.25	1-23-2030	ZAR	45,500,000	2,416,864
European Investment Bank	8.00	5-5-2027	ZAR	49,000,000	2,675,688
Inter-American Development Bank	7.00	4-17-2033	INR	140,000,000	1,699,509
International Bank for Reconstruction & Development	5.75	1-14-2028	BRL	15,000,000	2,257,209
International Bank for Reconstruction & Development	6.75	2-9-2029	ZAR	60,000,000	3,157,849
International Bank for Reconstruction & Development	9.50	2-9-2029	BRL	22,000,000	3,571,853
International Finance Corp.	9.00	1-22-2036	ZAR	16,000,000	859,883
The accompanying notes are an integral part of these financial statements.
18 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Multi-national(continued)
International Finance Corp.	10.00%	2-3-2027	BRL	7,800,000	$1,274,426
International Finance Corp.	10.75	2-15-2028	BRL	8,000,000	1,361,092
					30,651,713
Total foreign corporate bonds and notes (Cost $34,360,290)					31,549,036
Foreign government bonds: 18.60%
Colombia: 3.83%
Colombia TES	6.00	4-28-2028	COP	9,000,000,000	1,911,799
Colombia TES	7.75	9-18-2030	COP	17,000,000,000	3,496,211
Colombia TES	13.25	2-9-2033	COP	20,100,000,000	5,074,452
					10,482,462
Hungary: 1.67%
Hungary	9.50	10-21-2026	HUF	1,570,000,000	4,585,756
Indonesia: 3.22%
Indonesia	6.63	2-15-2034	IDR	30,000,000,000	1,778,648
Indonesia	7.00	9-15-2030	IDR	115,000,000,000	7,022,897
					8,801,545
Mexico: 4.23%
Mexico	7.50	5-26-2033	MXN	68,500,000	3,156,194
Mexico	7.75	5-29-2031	MXN	85,000,000	4,092,076
Mexico	8.00	7-31-2053	MXN	33,500,000	1,392,956
Mexico	8.50	5-31-2029	MXN	58,000,000	2,936,660
					11,577,886
New Zealand: 1.40%
New Zealand	4.25	5-15-2034	NZD	6,500,000	3,831,578
Romania: 3.63%
Romania	5.00	2-12-2029	RON	15,800,000	3,302,528
Romania	7.20	10-30-2033	RON	14,850,000	3,298,848
Romania	7.35	4-28-2031	RON	14,750,000	3,324,976
					9,926,352
United Kingdom: 0.62%
U.K. Gilts	3.75	10-22-2053	GBP	1,625,000	1,696,778
Total foreign government bonds (Cost $51,654,139)					50,902,357
Loans: 18.19%
Communications: 2.79%
Advertising: 0.35%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 1 Month+4.00%)±	8.44	8-23-2028		$1,000,000	967,500
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 19

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet: 0.71%
Arches Buyer, Inc. (U.S. SOFR 1 Month+3.25%)±	7.67%	12-6-2027	$1,373,072	$1,343,551
Cablevision Lightpath LLC (U.S. SOFR 1 Month+3.00%)±	7.32	11-30-2027	603,488	601,225
				1,944,776
Media: 1.05%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	8.82	1-18-2028	1,516,611	1,474,055
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.54	8-2-2027	87,370	87,253
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.79	8-2-2029	731,456	705,950
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)‡±	8.82	9-30-2027	940,147	615,796
				2,883,054
Telecommunications: 0.68%
CommScope, Inc. (U.S. SOFR 1 Month+5.25%)±	9.57	12-17-2029	1,630,000	1,597,905
Connect Finco Sarl (U.S. SOFR 1 Month+3.50%)±	7.82	12-11-2026	248,099	246,085
				1,843,990
Consumer, cyclical: 2.01%
Airlines: 0.36%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.02	10-20-2027	922,135	928,858
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.05	4-1-2031	55,000	54,702
				983,560
Auto parts & equipment: 0.13%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.54	3-30-2027	376,697	349,051
Entertainment: 0.72%
Cinemark USA, Inc. (U.S. SOFR 1 Month+2.75%)±	7.05	5-24-2030	666,485	664,265
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+5.25%)±	9.57	12-2-2031	1,331,662	1,317,933
				1,982,198
Housewares: 0.25%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.07	10-30-2029	671,510	670,812
Leisure time: 0.23%
Sabre Global, Inc. (U.S. SOFR 1 Month+3.50%)±	7.94	12-17-2027	673,943	638,985
Retail: 0.32%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	1,010,000	878,508
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	8.17	2-11-2028	3,438	3,345
				881,853
Consumer, non-cyclical: 4.72%
Commercial services: 0.90%
Allied Universal Holdco LLC (U.S. SOFR 1 Month+3.75%)±	8.17	5-12-2028	847,808	846,519
GEO Group, Inc. (U.S. SOFR 1 Month+5.25%)±	9.57	4-13-2029	1,019,503	1,031,289
Hertz Corp. (U.S. SOFR 3 Month+3.50%)±	8.04	6-30-2028	748,374	578,119
				2,455,927
The accompanying notes are an integral part of these financial statements.
20 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Cosmetics/Personal Care: 0.54%
Opal U.S. LLC (U.S. SOFR 3 Month+2.25%)‡±	9.75%	3-31-2032	$1,500,000	$1,485,945
Food: 0.57%
B&G Foods, Inc. (U.S. SOFR 1 Month+3.50%)±	7.82	10-10-2029	1,650,111	1,572,555
Healthcare-products: 0.58%
Medline Borrower LP (U.S. SOFR 1 Month+2.25%)±	6.57	10-23-2028	1,596,538	1,584,724
Healthcare-services: 1.60%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.05	7-1-2031	1,576,010	1,057,897
Modivcare, Inc. (U.S. SOFR 3 Month+7.50%)±	11.71	1-9-2026	272,976	205,840
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	8.03	12-31-2030	500,000	492,500
Star Parent, Inc. (U.S. SOFR 3 Month+4.00%)±	8.30	9-27-2030	1,311,750	1,266,665
Surgery Center Holdings, Inc. (U.S. SOFR 1 Month+2.75%)±	7.07	12-19-2030	1,347,868	1,342,396
				4,365,298
Pharmaceuticals: 0.53%
Endo Luxembourg Finance Co. I Sarl (U.S. SOFR 1 Month+4.00%)±	8.32	4-23-2031	1,492,500	1,443,680
Energy: 0.90%
Pipelines: 0.90%
AL NGPL Holdings LLC (U.S. SOFR 3 Month+2.50%)±	6.78	4-13-2028	1,206,448	1,202,684
GIP II Blue Holding LP (U.S. SOFR 1 Month+3.75%)±	8.07	9-29-2028	301,373	301,813
Prairie Acquiror LP (U.S. SOFR 1 Month+4.25%)±	8.57	8-1-2029	987,616	971,073
				2,475,570
Financial: 1.97%
Insurance: 1.50%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	12-23-2026	1,393,862	1,381,443
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	7-31-2027	84,560	82,587
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.69	1-31-2028	463,793	431,990
BroadStreet Partners, Inc. (U.S. SOFR 1 Month+3.00%)±	7.32	6-13-2031	873,976	869,134
HUB International Ltd. (U.S. SOFR 3 Month+2.50%)±	6.77	6-20-2030	1,077,055	1,069,408
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	9.05	5-6-2032	276,316	275,211
				4,109,773
REITs: 0.47%
Blackstone Mortgage Trust, Inc. (U.S. SOFR 1 Month+3.75%)‡±	8.07	12-11-2028	359,100	358,203
Starwood Property Trust, Inc. (U.S. SOFR 1 Month+2.25%)‡±	6.57	11-18-2027	914,044	911,759
				1,269,962
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 21

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 3.06%
Aerospace/defense: 1.29%
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%)±	8.78%	1-15-2027	$2,535,000	$2,532,896
TransDigm, Inc. (U.S. SOFR 3 Month+2.75%)±	7.05	8-24-2028	1,000,000	997,920
				3,530,816
Building materials: 0.76%
Cornerstone Building Brands, Inc. (U.S. SOFR 1 Month+3.25%)±	7.67	4-12-2028	940,041	819,659
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	8.17	11-23-2027	985,783	919,982
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	6.57	2-10-2032	355,000	347,577
				2,087,218
Environmental control: 0.21%
MIP V Waste Holdings LLC (U.S. SOFR 6 Month+3.00%)‡±	7.24	12-8-2028	582,977	582,616
Machinery-diversified: 0.31%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 3 Month+3.00%)±	7.24	4-30-2030	842,644	838,430
Packaging & containers: 0.49%
Clydesdale Acquisition Holdings, Inc. (U.S. SOFR 1 Month+3.18%)±	7.50	4-13-2029	1,345,474	1,335,222
Technology: 2.74%
Computers: 0.23%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	7.32	3-1-2029	671,305	628,509
Software: 2.51%
Applied Systems, Inc. (U.S. SOFR 3 Month+2.75%)±	7.05	2-24-2031	2,766,238	2,758,548
Athenahealth Group, Inc. (U.S. SOFR 1 Month+3.00%)±	7.32	2-15-2029	1,052,261	1,041,907
Cloud Software Group, Inc. (U.S. SOFR 3 Month+3.50%)±	7.80	3-30-2029	987,954	975,377
Cloud Software Group, Inc. (U.S. SOFR 3 Month+3.75%)±	8.05	3-21-2031	341,982	337,762
Ellucian Holdings, Inc. (U.S. SOFR 1 Month+4.75%)±	9.07	11-22-2032	500,000	499,375
Genesys Cloud Services, Inc. (U.S. SOFR 1 Month+2.50%)±	6.82	1-30-2032	523,687	515,942
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.57	11-28-2028	757,350	751,458
				6,880,369
Total loans (Cost $50,913,999)				49,792,393
Non-agency mortgage-backed securities: 7.62%
Banc of America Funding Trust Series 2005-5 Class 1A1	5.50	9-25-2035	45,445	45,598
Banc of America Funding Trust Series 2005-D Class A1±±	5.69	5-25-2035	77,896	71,107
Banc of America Mortgage Trust Series 2003-C Class 1A1±±	6.87	4-25-2033	168,850	89,012
Bank Series 2017-BNK6 Class D144A	3.10	7-15-2060	1,000,000	809,846
BX Commercial Mortgage Trust Series 2021-VOLT Class B (U.S. SOFR 1 Month+1.06%)144A±	5.39	9-15-2036	1,000,000	989,375
BX Trust Series 2019-OC11 Class D144A±±	4.08	12-9-2041	700,000	649,139
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	5.34	10-15-2036	1,000,000	992,500
The accompanying notes are an integral part of these financial statements.
22 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.33%	10-15-2036	$525,000	$519,750
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	734,031
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	5.96	2-15-2041	1,000,000	992,500
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.96	2-15-2041	449,000	441,143
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	6.21	3-15-2042	1,000,000	988,125
BXP Trust Series 2017-CQHP Class A (U.S. SOFR 1 Month+0.90%)144A±	5.22	11-15-2034	344,340	331,034
CHL Mortgage Pass-Through Trust Series 2003-48 Class 2A2±±	7.12	10-25-2033	15,879	8,000
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C144A±±	5.29	9-10-2045	813,776	763,647
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR25 Class 1A1±±	4.46	9-25-2032	126,862	111,679
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15 Class 3A1±±	7.31	6-25-2033	11,577	11,671
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR9 Class 2A2±±	6.29	3-25-2033	6,467	6,347
CSMC Trust Series 2014-USA Class D144A	4.37	9-15-2037	750,000	567,061
Global Mortgage Securitization Ltd. Series 2004-A Class A2 (U.S. SOFR 1 Month+0.43%)144A±	4.76	11-25-2032	8,239	8,070
GS Mortgage Securities Corp. Trust Series 2020-DUNE Class D (U.S. SOFR 1 Month+2.16%)144A±	6.49	12-15-2036	923,628	895,597
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	5.32	11-15-2036	1,000,000	986,912
GS Mortgage Securities Trust Series 2010-C1 Class X144Aƒ±±	0.54	8-10-2043	640,061	70
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.93	11-10-2052	1,000,000	892,504
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	1,000,000	987,696
JPMBB Commercial Mortgage Securities Trust Series 2013- C15 Class D144A±±	4.76	11-15-2045	213,678	181,434
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A144A	3.40	6-5-2039	1,000,000	938,433
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3±±	6.02	7-25-2034	3,923	3,803
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2±±	6.67	6-25-2035	48,664	48,043
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 3A1±±	4.32	12-25-2033	9,179	9,069
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 4A2±±	4.41	1-25-2034	1,560	1,500
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 3A7±±	6.37	11-21-2034	2,542	2,377
MCR Mortgage Trust Series 2024-HF1 Class A (U.S. SOFR 1 Month+1.79%)144A±	6.11	12-15-2041	1,000,000	998,750
Merrill Lynch Mortgage Investors Trust Series 2003-G Class A2 (U.S. SOFR 6 Month+1.11%)±	5.54	1-25-2029	7,745	7,531
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 23

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
MFA Trust Series 2022-NQM1 Class M1144A±±	4.26%	12-25-2066	$1,000,000	$853,611
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,000,000	886,969
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A±±	6.21	9-25-2034	7,649	7,438
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.39	1-15-2036	1,000,000	965,000
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	7.24	4-15-2042	1,000,000	998,432
Sequoia Mortgage Trust Series 2003-1 Class 1A (U.S. SOFR 1 Month+0.87%)±	5.19	4-20-2033	2,059	1,917
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	1,000,000	789,002
SREIT Trust Series 2021-PALM Class B (U.S. SOFR 1 Month+0.92%)144A±	5.25	10-15-2034	1,000,000	993,125
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A±±	3.73	3-25-2034	8,220	7,530
Vendee Mortgage Trust Series 2003-2ƒ±±	0.39	5-15-2033	786,054	8,697
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	246,265	217,611
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	47,562	49,294
Total non-agency mortgage-backed securities (Cost $22,118,429)				20,861,980
Yankee corporate bonds and notes: 11.90%
Communications: 2.84%
Internet: 1.14%
Prosus NV144A	4.19	1-19-2032	1,000,000	910,948
Rakuten Group, Inc.144A	9.75	4-15-2029	1,155,000	1,218,306
Rakuten Group, Inc. (5 Year Treasury Constant Maturity+4.25%)144Aʊ±	8.13	12-15-2029	1,035,000	973,522
				3,102,776
Media: 0.68%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,190,000	1,069,711
Virgin Media Vendor Financing Notes IV DAC144A	5.00	7-15-2028	205,000	198,266
VZ Secured Financing BV144A	5.00	1-15-2032	685,000	597,762
				1,865,739
Telecommunications: 1.02%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	1,170,000	1,165,758
Telecom Italia Capital SA	7.20	7-18-2036	605,000	619,395
Zegona Finance PLC144A	8.63	7-15-2029	950,000	1,010,249
				2,795,402
The accompanying notes are an integral part of these financial statements.
24 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 2.37%
Airlines: 1.09%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50%	7-15-2026	$2,276,000	$2,389,800
Latam Airlines Group SA144A	7.88	4-15-2030	615,000	601,931
				2,991,731
Entertainment: 0.57%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,100,000	1,127,285
GENM Capital Labuan Ltd.144A	3.88	4-19-2031	500,000	442,708
				1,569,993
Leisure time: 0.71%
Carnival Corp.144A	6.00	5-1-2029	465,000	462,260
Carnival Corp.144A	6.13	2-15-2033	575,000	570,138
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	230,000	228,232
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	660,000	669,892
				1,930,522
Consumer, non-cyclical: 1.72%
Cosmetics/Personal Care: 0.55%
Opal Bidco SAS144A	6.50	3-31-2032	680,000	680,171
Perrigo Finance Unlimited Co.	6.13	9-30-2032	840,000	833,821
				1,513,992
Healthcare-products: 0.20%
Bausch & Lomb Corp.144A	8.38	10-1-2028	535,000	555,758
Pharmaceuticals: 0.97%
1261229 BC Ltd.144A	10.00	4-15-2032	1,430,000	1,400,219
Bausch Health Cos., Inc.144A	11.00	9-30-2028	280,000	263,312
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	900,000	990,888
				2,654,419
Energy: 0.65%
Oil & gas: 0.48%
Baytex Energy Corp.144A	8.50	4-30-2030	350,000	325,232
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	630,244	536,022
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	498,000	451,272
				1,312,526
Pipelines: 0.17%
Northriver Midstream Finance LP144A	6.75	7-15-2032	470,000	467,045
Financial: 2.68%
Banks: 1.59%
ABN AMRO Bank NV144A	4.80	4-18-2026	750,000	747,228
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	530,000	548,080
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	395,000	407,841
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 25

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Macquarie Group Ltd. (U.S. SOFR+2.21%)144A±	5.11%	8-9-2026	$1,000,000	$1,000,785
NatWest Group PLC (5 Year Treasury Constant Maturity+2.35%)±	3.03	11-28-2035	1,000,000	884,897
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	495,000	473,263
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	290,000	296,682
				4,358,776
Diversified financial services: 0.58%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	515,000	517,141
GGAM Finance Ltd.144A	5.88	3-15-2030	1,065,000	1,057,577
				1,574,718
Insurance: 0.51%
Fairfax Financial Holdings Ltd.	4.85	4-17-2028	750,000	755,683
Sompo International Holdings Ltd.	7.00	7-15-2034	575,000	639,573
				1,395,256
Industrial: 1.13%
Aerospace/defense: 0.41%
Bombardier, Inc.144A	8.75	11-15-2030	1,050,000	1,125,086
Electronics: 0.31%
Sensata Technologies BV144A	5.88	9-1-2030	875,000	851,573
Engineering & construction: 0.19%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	500,000	520,913
Machinery-diversified: 0.02%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	60,000	60,103
Packaging & containers: 0.20%
Trivium Packaging Finance BV144A	8.50	8-15-2027	540,000	533,726
Utilities: 0.51%
Electric: 0.37%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	1,075,000	1,009,172
Water: 0.14%
Veolia Environnement SA	6.75	6-1-2038	350,000	384,377
Total yankee corporate bonds and notes (Cost $33,476,872)				32,573,603
The accompanying notes are an integral part of these financial statements.
26 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 0.27%
Trinidad and Tobago: 0.27%
Trinidad & Tobago144A	4.50%	8-4-2026	$750,000	$735,672
Total yankee government bonds (Cost $748,970)				735,672

		Yield	Shares
Short-term investments: 4.28%
Investment companies: 4.28%
Allspring Government Money Market Fund Select Class♠∞##		4.26	11,702,512	11,702,512
Total short-term investments (Cost $11,702,512)				11,702,512
Total investments in securities (Cost $398,503,280)	143.02%			391,398,499
Other assets and liabilities, net	(43.02)			(117,728,566)
Total net assets	100.00%			$273,669,933

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
‡	Security is valued using significant unobservable inputs.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
BDC	Business Development Company
BRL	Brazilian real
CLO	Collateralized loan obligation
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
NZD	New Zealand dollar
REIT	Real estate investment trust
RON	Romanian lei
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 27

Portfolio of investments—April 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,973,967	$63,922,183	$(68,193,638)	$0	$0	$11,702,512	11,702,512	$280,504
The accompanying notes are an integral part of these financial statements.
28 | Allspring Multi-Sector Income Fund

Statement of assets and liabilities—April 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $386,800,768)	$379,695,987
Investments in affiliated securities, at value (cost $11,702,512)	11,702,512
Cash	877
Foreign currency, at value (cost $264,677)	265,506
Receivable for interest	6,282,579
Receivable for investments sold	2,744,780
Principal paydown receivable	2,696
Prepaid expenses and other assets	20,224
Total assets	400,715,161
Liabilities
Secured borrowing payable	119,000,000
Payable for investments purchased	4,898,894
Dividends payable	2,046,528
Payable for when-issued transactions	573,619
Advisory fee payable	175,938
Administration fee payable	15,994
Contingent tax liability	12,837
Trustees’ fees and expenses payable	5,388
Accrued expenses and other liabilities	316,030
Total liabilities	127,045,228
Total net assets	$273,669,933
Net assets consist of
Paid-in capital	$364,879,130
Total distributable loss	(91,209,197)
Total net assets	$273,669,933
Net asset value per share
Based on $273,669,933 divided by 28,053,801 shares issued and outstanding (100,000,000 shares authorized)	$9.76
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 29

Statement of operations—six months ended April 30, 2025 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $52,564)	$14,315,165
Income from affiliated securities	280,504
Dividends	2,540
Total investment income	14,598,209
Expenses
Advisory fee	1,076,215
Administration fee	97,838
Custody and accounting fees	28,300
Professional fees	90,728
Shareholder report expenses	41,300
Trustees’ fees and expenses	6,512
Transfer agent fees	16,215
Interest expense	3,095,948
Other fees and expenses	19,117
Total expenses	4,472,173
Net investment income	10,126,036
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(2,807,259)
Foreign currency and foreign currency translations	(142,553)
Net realized losses on investments	(2,949,812)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $2,469)	(670,330)
Foreign currency and foreign currency translations	145,816
Unfunded loan commitments	(498)
Net change in unrealized gains (losses) on investments	(525,012)
Net realized and unrealized gains (losses) on investments	(3,474,824)
Net increase in net assets resulting from operations	$6,651,212
The accompanying notes are an integral part of these financial statements.
30 | Allspring Multi-Sector Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2025 (unaudited)	Year ended October 31, 2024
Operations
Net investment income	$10,126,036	$20,456,753
Net realized losses on investments	(2,949,812)	(6,221,673)
Net change in unrealized gains (losses) on investments	(525,012)	23,715,006
Net increase in net assets resulting from operations	6,651,212	37,950,086
Distributions to shareholders from
Net investment income and net realized gains	(12,064,257)	(20,816,567)
Tax basis return of capital	0	(1,236,854)
Total distributions to shareholders	(12,064,257)	(22,053,421)
Capital share transactions
Cost of shares repurchased	0	(110,621)
Total increase (decrease) in net assets	(5,413,045)	15,786,044
Net assets
Beginning of period	279,082,978	263,296,934
End of period	$273,669,933	$279,082,978
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 31

Statement of cash flows—six months ended April 30, 2025 (unaudited)
Statement of cash flows
Cash flows from operating activities
Net increase in net assets resulting from operations	$6,651,212
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities
Purchases of long-term securities	(81,609,943)
Proceeds from the sales of long-term securities	79,426,721
Amortization, net	(785,006)
Purchases and sales of short-term securities, net	3,918,735
Increase in receivable for investments sold	(1,020,771)
Increase in principal paydown receivable	(1,004)
Decrease in receivable for interest	669,215
Decrease in prepaid expenses and other assets	11,828
Increase in payable for investments purchased	1,175,352
Increase in trustees’ fees and expenses payable	1,169
Decrease in advisory fee payable	(10,665)
Decrease in administration fee payable	(970)
Increase in accrued expenses and other liabilities	6,700
Proceeds from foreign currency transactions	3,263
Net realized losses on unaffiliated securities	2,807,259
Net realized losses on foreign currency and foreign currency translations	142,553
Net change in unrealized (gains) losses on unaffiliated securities	670,330
Net change in unrealized (gains) losses on foreign currency and foreign currency translations	(145,816)
Net change in unrealized (gains) losses on unfunded loan commitments	498
Net cash provided by operating activities	11,910,660
Cash flows from financing activities
Cash distributions paid	(11,878,813)
Net cash used in financing activities	(11,878,813)
Net increase in cash	31,847
Cash (including foreign currency)
Beginning of period	234,536
End of period*	$266,383
Supplemental cash disclosure
Cash paid for interest	$3,215,793

*	The ending balance is composed of Foreign currency, at value of $265,506 and Cash of $877 on the Statement of assets and liabilities.
The accompanying notes are an integral part of these financial statements.
32 | Allspring Multi-Sector Income Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.95	$9.38	$9.47	$12.57	$12.14	$13.21
Net investment income	0.36 [1]	0.73 [1]	0.67 [1]	0.73 [1]	0.79 [1]	0.76 [1]
Net realized and unrealized gains (losses) on investments	(0.12)	0.63	0.05	(2.73)	0.75	(0.86)
Total from investment operations	0.24	1.36	0.72	(2.00)	1.54	(0.10)
Distributions to shareholders from
Net investment income	(0.43)	(0.75)	(0.49)	(0.71)	(0.81)	(0.65)
Tax basis return of capital	0.00	(0.04)	(0.32)	(0.39)	(0.31)	(0.52)
Total distributions to shareholders	(0.43)	(0.79)	(0.81)	(1.10)	(1.12)	(1.17)
Anti-dilutive effect of shares repurchased	0.00	0.00 [2]	0.00	0.00 [2]	0.01	0.20
Net asset value, end of period	$9.76	$9.95	$9.38	$9.47	$12.57	$12.14
Market value, end of period	$9.20	$9.13	$8.70	$8.97	$13.34	$10.85
Total return based on market value[3]	5.55%	14.20%	5.74%	(25.38)%	34.28%	(5.09)%
Ratios to average net assets (annualized)
Expenses*	3.27%	3.58%	3.40%	1.64%	1.19%	1.75%
Net investment income*	7.41%	7.31%	6.88%	6.71%	6.14%	6.15%
Supplemental data
Portfolio turnover rate	18%	46%	42%	40%	47%	36%
Net assets, end of period (000s omitted)	$273,670	$279,083	$263,297	$265,673	$352,941	$344,553
Borrowings outstanding, end of period (000s omitted)	$119,000	$119,000	$119,000	$119,000	$139,000	$139,000
Asset coverage per $1,000 of borrowing, end of period	$3,300	$3,345	$3,213	$3,233	$3,539	$3,479

*	Ratios include interest expense relating to interest associated with borrowings and/or leverage transactions as follows:

Six months ended April 30, 2025 (unaudited)	2.27%
Year ended October 31, 2024	2.61%
Year ended October 31, 2023	2.44%
Year ended October 31, 2022	0.74%
Year ended October 31, 2021	0.32%
Year ended October 31, 2020	0.80%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares.

The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 33

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Multi-Sector Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the
34 | Allspring Multi-Sector Income Fund

Notes to financial statements (unaudited)
participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Under a managed distribution plan, the Fund pays monthly distributions to shareholders at an annual minimum fixed rate of 8.75% based on the Fund’s average monthly net asset value per share over the prior 12 months. The monthly distributions may be sourced from income, paid-in capital, and/or capital gains, if any. To the extent that sufficient investment income is not available on a monthly basis, the Fund may distribute long-term capital gains and/or return of capital, if any, in order to maintain its managed distribution level.
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $400,223,619 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$6,721,833
Gross unrealized losses	(15,546,953)
Net unrealized losses	$(8,825,120)
As of October 31, 2024, the Fund had capital loss carryforwards which consisted of $18,940,083 in short-term capital losses and $56,802,250 in long-term capital losses.
Allspring Multi-Sector Income Fund | 35

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$260,442	$0	$260,442
Asset-backed securities	0	13,995,370	0	13,995,370
Common stocks
Communication services	0	3,546	0	3,546
Energy	0	0	1,668,212	1,668,212
Investment Companies	0	240,462	0	240,462
Utilities	485,335	0	0	485,335
Corporate bonds and notes	0	176,627,579	0	176,627,579
Foreign corporate bonds and notes	0	31,549,036	0	31,549,036
Foreign government bonds	0	50,902,357	0	50,902,357
Loans	0	45,838,074	3,954,319	49,792,393
Non-agency mortgage-backed securities	0	20,861,980	0	20,861,980
Yankee corporate bonds and notes	0	32,573,603	0	32,573,603
Yankee government bonds	0	735,672	0	735,672
Short-term investments
Investment companies	11,702,512	0	0	11,702,512
Total assets	$12,187,847	$373,588,121	$5,622,531	$391,398,499
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance, beginning of period	Net Purchases	Net Sales/ Settlements	Accrued Discounts (Premiums)	Realized Gains (Losses)	Net Change in Unrealized gains (losses)	Transfers into Level 3	Transfers out of Level 3	Balance, end of period
Investments in:
Common stocks	$93,513	$745,727	$0	$0	$0	$1,069,434	$0	$(240,462)	$1,668,212
Loans	2,634,196	2,731,304	(1,896,572)	12,525	5,744	(115,494)	582,616	0	3,954,319
	2,727,709	3,477,031	(1,896,572)	12,525	5,744	953,940	582,616	(240,462)	5,622,531
36 | Allspring Multi-Sector Income Fund

Notes to financial statements (unaudited)

Net Change in Unrealized Gains (Losses) on Investments Held at April 30, 2025
Investments in:
Common stocks	$922,485
Loans	(79,657)
842,828
The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.55% of the Fund’s average daily total assets, which is generally paid monthly. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.
Allspring Funds Management has retained the services of subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is a subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate of 0.30% of the Fund’s average daily total assets. Allspring Global Investments (UK) Limited, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is also a subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate of 0.10% of the Fund’s average daily total assets.
Administration fee
Allspring Funds Management also serves as the administrator to the Fund, providing the Fund with a wide range of administrative services necessary to the operation of the Fund. Allspring Funds Management is entitled to receive an annual administration fee from the Fund equal to 0.05% of the Fund’s average daily total assets and generally paid monthly.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2025.
5.
CAPITAL SHARE TRANSACTIONS
The Fund has authorized capital of 100,000,000 shares with no par value. For the six months ended April 30, 2025 and year ended October 31, 2024, the Fund did not issue any shares.
Under an open-market share repurchase program (the “Buyback Program”), the Fund is authorized to repurchase up to 5% of its outstanding shares in open market transactions. The Fund’s Board of Trustees has delegated to Allspring Funds Management full discretion to administer the Buyback Program including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations. During the six months ended April 30, 2025, the Fund did not repurchase any of its shares under the open-market share repurchase program. During the year ended October 31, 2024, the Fund purchased 12,490 of its shares on the open market at a total cost of $110,621.
6.
BORROWINGS
The Fund has borrowed $119,000,000 through a revolving line of credit administered by a major financial institution (the “Facility”). The Facility has a commitment amount of up to $119,000,000. The Fund is charged interest at the 1 Month Secured Overnight Financing Rate (SOFR) plus a spread and a commitment fee based on the unutilized amount of the commitment amount. The financial institution holds a security interest in all the assets of the Fund as collateral for the borrowing. Based on the nature of the terms of the Facility and comparative market rates, the carrying amount of the borrowings at April 30, 2025 approximates its fair value. If measured at fair value, the borrowings would be categorized as a Level 2 under the fair value hierarchy.
Allspring Multi-Sector Income Fund | 37

Notes to financial statements (unaudited)
During the six months ended April 30, 2025, the Fund had average borrowings outstanding of $119,000,000 (on an annualized basis) at an average interest rate of 5.25% and recorded interest in the amount of $3,095,948, which represents 2.27% of its average daily net assets (on an annualized basis).
7.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2025 were $78,369,508 and $70,462,918, respectively.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
SUBSEQUENT DISTRIBUTIONS
Under the managed distribution plan, the Fund declared the following distributions to common shareholders:
Declaration date	Record date	Payable date	Per share amount
April 25,2025	May 12,2025	June 2,2025	$0.07247
May 29,2025	June 12,2025	July 1,2025	0.07229
These distributions are not reflected in the accompanying financial statements.
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
38 | Allspring Multi-Sector Income Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.
Recent amendments to the Fund’s by-laws
On December 19, 2023, with subsequent additional amendments approved April 16, 2024, the Board of Trustees of the Fund approved the adoption of Amended and Restated By-Laws of the Fund (the “By-Laws”). The By-Laws, among other things, contain modified procedural and informational requirements in connection with any advance notice of shareholder proposals or nominations, including certain information about the proponent and the proposal, or in the case of a Trustee nomination, the nominee. Any shareholder considering making a Trustee nomination or other proposal should carefully review and comply with those provisions of the By-Laws. Furthermore, in determining whether a particular nominee is qualified to serve as a Trustee, the Board has an interest in the nominee’s background, skills, experience and other attributes in light of the composition of the Board. The By-Laws now include qualifications and requirements for Trustee eligibility. Additionally, the By-Laws have changed the voting standard required for election as a Trustee. The By-Laws now provide that the affirmative vote of a majority of shares outstanding and entitled to vote in an election is required to elect a Trustee in a contested election with a plurality of shares outstanding required to elect a Trustee in an uncontested election. The new voting standard will apply to all future elections of Trustees. The foregoing discussion is only a high-level summary of certain aspects of the By-Laws and is qualified in its entirety by reference to the By-Laws. Shareholders should refer to the By-Laws for more information, which can be found in a Current Report on Form 8-K filed by the Fund with the Securities and Exchange Commission (available at www.sec.gov).
Delaware statutory trust act – control share acquisitions
Because the Fund is organized as a Delaware statutory trust, it is subject to the control share acquisition statute (the “Control Share Statute”) contained in Subchapter III of the Delaware Statutory Trust Act (the “DSTA”), which became automatically applicable to listed closed-end funds, such as the Fund, upon its effective date of August 1, 2022 (the “Effective Date”).
The Control Share Statute provides for a series of voting power thresholds above which shares are considered control shares. The first such threshold is 10% or more, but less than 15%, of all voting power. Voting power is defined by the Control Share Statute as the power to directly or indirectly exercise or direct the exercise of the voting power of Fund shares in the election of trustees. Whether a voting power threshold is met is determined by aggregating the holdings of the acquirer as well as those of its “associates,” as defined by the Control Share Statute.
Once a threshold is reached, an acquirer has no voting rights under the DSTA or the governing documents of the Fund with respect to shares acquired in excess of that threshold (i.e., the “control shares”) unless approved by shareholders or exempted by the Fund’s Board of Trustees. Approval by shareholders requires the affirmative vote of two-thirds of all votes entitled to be cast on the matter, excluding shares held by the acquirer and its associates as well as shares held by certain insiders of the Fund. The Control Share Statute provides procedures for an acquirer to request a shareholder meeting for the purpose of considering whether voting rights shall be accorded to control shares. Further approval by the Fund’s shareholders would be required with respect to additional acquisitions of control shares above the next applicable threshold level. In addition, the Fund’s Board of Trustees is permitted, but not obligated to, exempt specific acquisitions or classes of acquisitions of control shares, either in advance or retroactively.
The Control Share Statute does not retroactively apply to acquisitions of shares that occurred prior to the Effective Date. However, such shares will be aggregated with any shares acquired after the Effective Date for purposes of determining whether a voting power threshold is exceeded, resulting in the newly acquired shares constituting control shares.
The Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition and, upon request, to provide any information that the Fund’s Board of Trustees reasonably believes is necessary or desirable to determine whether a control share acquisition has occurred.
The foregoing is only a summary of certain aspects of the Control Share Statute. Shareholders should consult their own legal counsel to determine the application of the Control Share Statute with respect to their shares of the Fund and any subsequent acquisitions of shares.

Allspring Multi-Sector Income Fund | 39

Other information (unaudited)
Board of trustees and officers
The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each fund in the Allspring family of funds, which consists of 93 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust, Allspring Exchange-Traded Funds Trust and four closed-end funds, including the Fund (collectively the “Fund Complex”). The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Class I - Independent Trustees to serve until 2026 Annual Meeting of Shareholders
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Class II - Independent Trustees to serve until 2027 Annual Meeting of Shareholders
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023; and Chair of the Governing Council of the
Independent Directors Council since 2024 and Vice Chair from 2023 to 2024. Audit Committee
Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Audit Committee Chair, since 2025
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

40 | Allspring Multi-Sector Income Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Class III - Independent Trustees to serve until 2028 Annual Meeting of Shareholders
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019; Chair Liaison, since July 2024
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation from 2009-2024.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Multi-Sector Income Fund | 41

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
John Kenney (Born 1965)	President, since 2025
President and Chief Executive Officer of Allspring Funds Management, LLC since 2025 and Head of Strategic
Initiatives of Allspring Global Investments since 2022. Prior thereto, Independent Board Member for the Principal
Funds from 2020 to 2022, Executive Vice President and Global Head of Affiliate Strategic Initiatives from 2015 to
2020 for Legg Mason Global Asset Management and Managing Director, Corporate Strategy and Business
Development from 2014 to 2015 for Legg Mason Global Asset Management.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Managing Counsel of the Allspring Legal Department since 2023. Previously, Senior Counsel of the Allspring Legal
Department from 2021 to 2023; Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021; Counsel for
Barings LLC from 2015 to 2018; Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

42 | Allspring Multi-Sector Income Fund

Automatic dividend reinvestment plan
Automatic dividend reinvestment plan
All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 505000, Louisville, Kentucky 40233 or by calling 1-800-730-6001.

Allspring Multi-Sector Income Fund | 43

This page is intentionally left blank.

Transfer Agent, Registrar, Shareholder Servicing
Agent & Dividend Disbursing Agent
Computershare Trust Company, N.A.
P.O. Box 505000
Louisville, Kentucky 40233
1-800-730-6001
Website: allspringglobal.com

Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-04302025-mko20ofyi 06-25
SAR143 04-25

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for Allspring Multi-Sector Income Fund is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
11/1/2024 - 11/30/2024	0	$0.00	0	1,390,825
12/1/2024 - 12/31/2024	0	0.00	0	1,390,825
1/1/2025 - 1/31/2025	0	0.00	0	1,402,690
2/1/2025 - 2/28/2025	0	0.00	0	1,402,690
3/1/2025 - 3/31/2025	0	0.00	0	1,402,690
4/1/2025 - 4/30/2025	0	0.00	0	1,402,690
Total	0	$0.00	0	1,402,690

On November 14, 2024, the Fund announced a renewal of its open-market share repurchase program (the “Buyback Program”). Under the renewed Buyback Program, the Fund may repurchase up to 5% of its outstanding shares in open market transactions during the period beginning on January 1, 2025 and ending on December 31, 2025. The Fund’s Board of Trustees has delegated to Allspring Funds Management, LLC, the Fund’s adviser, discretion to administer the Buyback Program, including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Multi-Sector Income Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Multi-Sector Income Fund

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Multi-Sector Income Fund

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: June 26, 2025

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: June 26, 2025